PHOENIX-KAYNE RISING DIVIDENDS SERIES

                                   a series of

                          The Phoenix Edge Series Fund
                                101 Munson Street
                         Greenfield, Massachusetts 01301
                                 (800) 541-0171

                              --------------------

                                                                 August 24, 2006


Dear Contract/Policyholder:


       The Phoenix-Kayne Rising Dividends Series ("Rising Dividends"), a series of The Phoenix Edge Series Fund (the "Trust"), will hold a Special Meeting of Shareholders at 10:00 a.m., Eastern time, on October 5, 2006, at One American Row, Hartford, Connecticut 06103-2899. At the Special Meeting, Phoenix Life Insurance Company ("PLIC") and its affiliates will vote on an Agreement and Plan of Reorganization (the "Plan") under which Rising Dividends will be combined with the Phoenix-Engemann Growth and Income Series ("Growth and Income"), another series of the Trust. Growth and Income has a similar investment objective to that of Rising Dividends. If the reorganization agreement is implemented, the separate accounts holding shares of Rising Dividends will receive shares of Growth and Income with an aggregate value equal to the aggregate net asset value of their investment in Rising Dividends. No sales charge will be imposed in connection with the reorganization. PLIC and its affiliates will pay all costs of the reorganization. The reorganization will be conditioned upon receipt of an opinion of counsel indicating that the reorganization will qualify as a tax-free reorganization for Federal income tax purposes.

       The Board of Trustees of the Trust believes that the reorganization offers you the opportunity to pursue your goals in a larger series. The Board of Trustees has carefully considered and has unanimously approved the proposed reorganization, as described in the accompanying materials, and believes that the reorganization is in the best interests of Rising Dividends and its shareholders.

       As an owner of a variable annuity or variable life insurance contract issued by PLIC or one of its affiliated insurance companies (together, "Phoenix"), you have the contractual right to instruct the insurance company how to vote the shares of Rising Dividends at this meeting. Although you are not directly a shareholder of Rising Dividends, some of your contract value is invested in Rising Dividends pursuant to your policy or contract. For the limited purposes of this prospectus and proxy statement, the term "shareholder" refers to you as the contract/policyholder, unless the context otherwise requires. Therefore, the Board of Trustees recommend that you vote in favor of the reorganization agreement. It is very important that you vote and that your vote be received no later than October 5, 2006. If the Voting Instructions Card is executed and no direction is made, you will be considered as voting FOR the proposal and, in the discretion of the insurance company, upon such other business as may properly come before the Special Meeting.

       We have enclosed a copy of the Notice of Special Meeting of Shareholders, the Prospectus/Proxy Statement and a card entitled "Voting Instructions." This card should be used to register your vote on the proposals to be acted upon at the Special Meeting. It is important for you to provide voting instructions with respect to the issues described in the accompanying Prospectus/Proxy Statement. We recommend that you read the Prospectus/Proxy Statement in its entirety as the explanations will help you to decide what voting instructions you would like to provide.

       Voting instructions executed by you may be revoked at any time prior to Phoenix voting the shares represented thereby: by written notice of the Voting Instructions Card's revocation to the Secretary of the Trust at the address above prior to the meeting; by the subsequent execution and return of another Voting Instructions Card prior to the meeting; by use of any electronic, telephonic or other alternative means authorized by the Trustees for authorizing the proxy to act; or by being present and voting in person at the meeting and giving oral notice of revocation to the Chairman of the meeting.

       As a convenience, you can provide voting instructions in any one of four ways:

       o  THROUGH THE INTERNET - www.proxyweb.com

       o  BY TELEPHONE - 1-888-221-0697

       o BY MAIL - using the enclosed Voting Instructions Card(s) and postage-paid envelope

       o  IN PERSON - by being present and voting at the Special Meeting

       We encourage you to vote by telephone or Internet; have your Voting Instructions Card in hand, and call the number or go to the Web Site and follow the instructions given there. Use of telephone or Internet voting will reduce the time and costs of this proxy solicitation. Whichever method you choose, please read the enclosed proxy statement carefully before you vote.

       Your vote on these matters is important. Please complete the Voting Instructions Card and return it promptly in the envelope provided or vote using one of the other methods described above. Please respond - in order to avoid the additional expense of further solicitation, we ask that you vote promptly. It is important that your policy or contract be represented.

                                                     Sincerely,

                                                     /s/ Philip K. Polkinghorn
                                                     Philip K. Polkinghorn
                                                     President

                      PHOENIX-KAYNE RISING DIVIDENDS SERIES
                                   a series of
                          The Phoenix Edge Series Fund
                                   101 Munson
                         Greenfield, Massachusetts 01301

                    ----------------------------------------

                    Notice of Special Meeting of Shareholders
                           To be Held October 5, 2006


To The Contract and Policy Holders:


       The Phoenix-Kayne Rising Dividends Series, a series of The Phoenix Edge Series Fund (the "Trust"), a Massachusetts business trust, will hold a Special Meeting of Shareholders at One American Row, Hartford, Connecticut 06103-2899 on October 5, 2006 at 10:00 a.m., Eastern time, for the following purposes:

            1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization, and the transactions it contemplates, including (a) the transfer of all of the assets of the Phoenix-Kayne Rising Dividends Series ("Rising Dividends") to Phoenix-Engemann Growth and Income Series ("Growth and Income"), another series of the Trust, in exchange solely for shares of Growth and Income and the assumption by Growth and Income of all liabilities of Rising Dividends, and (b) the distribution of the shares of Growth and Income so received to shareholders of Rising Dividends in complete liquidation of Rising Dividends.

            2. To consider and act upon any other business as may properly come before the meeting and any adjournment(s) thereof.

       The Board of Trustees of the Trust has fixed the close of business on August 14, 2006, as the record date for determining shareholders entitled to notice of and to vote at the Special Meeting and any adjournment or postponement thereof.

       You are cordially invited to attend the Special Meeting.
Contract/Policyholders who do not expect to attend the Special Meeting are asked to respond promptly via Internet or telephone, or by returning a completed voting instruction card. The Board of Trustees of the Trust is soliciting the enclosed proxy.

                                            By Order of the Board of Trustees of
                                            The Phoenix Edge Series Fund


                                            /s/ Kathleen A. McGah
                                            Kathleen A. McGah
                                            Secretary



Hartford, Connecticut
August 24, 2006

                            ACQUISITION OF ASSETS OF

                      PHOENIX-KAYNE RISING DIVIDENDS SERIES
                                   a series of
                          THE PHOENIX EDGE SERIES FUND
                                101 Munson Street
                         Greenfield, Massachusetts 01301
                                 (800) 541-0171

                        BY AND IN EXCHANGE FOR SHARES OF

                    PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
                                   a series of
                          THE PHOENIX EDGE SERIES FUND

                           PROSPECTUS/PROXY STATEMENT

                              DATED AUGUST 24, 2006

         This Prospectus/Proxy Statement is being furnished in connection with the proposed Agreement and Plan of Reorganization (the "Plan") which will be submitted to shareholders of Phoenix-Kayne Rising Dividends Series ("Rising Dividends") for consideration at a Special Meeting of Shareholders to be held on October 5, 2006 at 10:00 a.m. Eastern time at the offices of Phoenix Life Insurance Company, One American Row, Hartford, Connecticut 06103, and any adjournments thereof (the "Meeting").

                                     GENERAL

         The Board of Trustees of The Phoenix Edge Series Fund (the "Trust") has approved the proposed reorganization of Rising Dividends, which is a series of the Trust, into Phoenix-Engemann Growth and Income Series ("Growth and Income"), another series of the Trust. Rising Dividends and Growth and Income are each sometimes referred to in this Prospectus/Proxy Statement as a "Series".

         Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company (individually an "Insurance Company" and collectively the "Insurance Companies"), are the record owners of Rising Dividends's shares and at the Meeting will vote the shares of the Series held in their separate accounts.

         As an owner of a variable life insurance or annuity contract (a "Contract") issued by an Insurance Company, you have the right to instruct the Insurance Company how to vote the shares of Rising Dividends that are attributable to your Contract at the Meeting. Although you are not directly a shareholder of Rising Dividends, you have this right because some or all of your Contract value is invested, as provided by your Contract, in Rising Dividends. For simplicity, in this Prospectus/Proxy Statement:

         o "Record Holder" of Rising Dividends refers to each Insurance Company which holds Rising Dividends' shares of record;

         o "shares" refers generally to your shares of beneficial interest in the Series; and

         o    "shareholder" or "Contract Owner" refers to you.

         In the reorganization, all of the assets of Rising Dividends will be acquired by Growth and Income in exchange for shares of Growth and Income and the assumption by Growth and Income of all of the liabilities of Rising Dividends (the "Reorganization"). If the Reorganization is approved, shares of Growth and Income will be distributed to each Record Holder in liquidation of Rising Dividends, and Rising Dividends will be terminated as a series of the Trust. You will then hold that number of full and fractional shares of Growth and Income which have an aggregate net asset value equal to the aggregate net asset value of your shares of Rising Dividends.

         Rising Dividends is a separate diversified series of the Trust, a Massachusetts business trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Growth and Income is a separate diversified series of the Trust. The investment objective of Rising Dividends is similar to that of Growth and Income, as follows:

--------------------------------------------------------------------------------
                   Series                        Investment Objective
                   ------                        --------------------
--------------------------------------- ----------------------------------------
Rising Dividends                         Long-term capital appreciation with
                                         dividend income as a secondary
                                         consideration.

--------------------------------------- ----------------------------------------
Growth and Income                        Dividend growth, current income and
                                         capital appreciation.

--------------------------------------------------------------------------------

The investment strategies for Rising Dividends are similar to those for Growth and Income. There are some differences, however. Both Series principally invest in equity securities but, under normal circumstances, Rising Dividends invests at least 80% of its assets in common stocks of recognized companies having market capitalization of $3 billion or more at the time of purchase, while Growth and Income will invest at least 65% of its assets in equity securities. In addition, Growth and Income may invest up to 20% of its assets in foreign issuers.

         This Prospectus/Proxy Statement explains concisely the information about Growth and Income that you should know before voting on the Reorganization. Please read it carefully and keep it for future reference. Additional information concerning each Series and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission ("SEC"):

--------------------------------------------------------------------------------
Information about Rising Dividends:      How to Obtain this Information:
----------------------------------       -------------------------------
--------------------------------------- ----------------------------------------
Prospectus of the Trust relating to      Copies are available upon request and
Rising Dividends, dated May 1, 2006      without charge if you:
(SEC File No. 811-04642)
                                            o  Write to the Trust at the address
Statement of Additional Information            listed on the cover page of this
of the Trust relating to Rising                Prospectus/Proxy Statement; or
Dividends, dated May 1, 2006
(SEC File No. 811-04642)                    o  Call (800) 541-0171 toll-free.

Annual Report of the Trust relating
to Rising Dividends for the
year ended December 31, 2005
(SEC File No. 811-04642)
--------------------------------------- ----------------------------------------
Information about Growth and Income:     How to Obtain this Information:
-----------------------------------      -------------------------------
--------------------------------------- ----------------------------------------
Prospectus of the Trust relating to      Copies are available upon request and
Growth and Income, dated May 1, 2006,    without charge if you:
which accompanies this
Prospectus/Proxy Statement                  o Write to the Trust at the address
                                              listed on the cover page of this
Statement of Additional Information           Prospectus/Proxy Statement; or
of the Trust relating to Growth
and Income, dated May 1, 2006               o Call (800) 541-0171 toll-free.
(SEC File No. 811-04642)

Annual Report of the Trust relating
to Growth and Income for the
year ended December 31, 2005
(SEC File No. 811-04642)
--------------------------------------- ----------------------------------------
Information about the Reorganization:    How to Obtain this Information:
------------------------------------     -------------------------------
--------------------------------------- ----------------------------------------
Statement of Additional Information       A copy is available upon request and
dated August 24, 2006, which relates      without charge if you:
to this Prospectus/Proxy Statement
and the Reorganization                      o Write to the Trust at the address
                                              listed on the cover page of this
                                              Prospectus/Proxy Statement; or

                                            o Call (800) 541-0171 toll-free.
--------------------------------------------------------------------------------

         You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following E-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

         Information relating to Growth and Income and Rising Dividends contained in the Prospectus of the Trust dated May 1, 2006 (SEC File No. 811-04642) is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Proxy Statement.) The Statement of Additional Information dated August 24, 2006 relating to this Prospectus/Proxy Statement and the Reorganization, which includes the financial statements of the Trust relating to Rising Dividends for the year ended December 31, 2005, financial statements of the Trust relating to Growth and Income for the year ended December 31, 2005, and pro forma financial statements of the Trust relating to Growth and Income for the year ended December 31, 2005, is incorporated by reference in its entirety in this document.


--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

         AN INVESTMENT IN GROWTH AND INCOME THROUGH A CONTRACT:

         o    is not a deposit of, or guaranteed by, any bank

         o is not insured by the FDIC, the Federal Reserve Board or any other government agency

         o    is not endorsed by any bank or government agency

         o involves investment risk, including possible loss of the purchase payment of your original investment

                                Table of Contents

                                                                            Page

SUMMARY.......................................................................6
         Why is the Reorganization being proposed?............................6
         What are the key features of the Reorganization?.....................6
         After the Reorganization, what shares of Growth and Income will I own?..........................................................6
         How will the Reorganization affect me?...............................7
         Will I be able to purchase and redeem shares, change my
         investment options, annuitize and receive distributions
         the same way?........................................................7
         How do the Trustees recommend that I vote?...........................8
         How do each Series' investment objectives, principal investment strategies and risks compare?........................................8
         How does each Series' fees and expenses compare?....................10
         How does each Series' performance record compare?...................12
         Who will be the Advisor and Subadvisor of my Series after the Reorganization? What will the management and advisory fees be after the Reorganization?...........................................15
         What will be the primary Federal tax consequences of the
         Reorganization?.....................................................16
RISKS........................................................................16
         Are the risk factors for each Series similar?.......................16
         What are the primary risks of investing in each Series?.............16
         Are there any other risks of investing in each Series?..............18
INFORMATION ABOUT THE REORGANIZATION.........................................19
         Reasons for the Reorganization......................................19
         Agreement and Plan of Reorganization................................20
         Federal Income Tax Consequences.....................................22
         Pro Forma Capitalization............................................23
         Distribution of Shares..............................................24
         Purchase and Redemption Procedures..................................24
         Exchange Privileges.................................................25
         Dividend Policy.....................................................25
COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS..............................25
         Form of Organization................................................25
         Capitalization......................................................26
         Shareholder Liability...............................................26
         Shareholder Meetings and Voting Rights..............................26
         Liquidation.........................................................27
         Liability and Indemnification of Trustees...........................27
VOTING INFORMATION CONCERNING THE MEETING....................................27
         Shareholder Information.............................................30
         Control Persons and Principal Holders of Securities.................30
FINANCIAL STATEMENTS AND EXPERTS.............................................30
LEGAL MATTERS................................................................31
ADDITIONAL INFORMATION.......................................................31
OTHER BUSINESS...............................................................31
EXHIBIT A  Form of Agreement and Plan of Reorganization.....................A-1

                                    SUMMARY

          THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES
              OF THE REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE
             INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND THE
          REORGANIZATION, YOU SHOULD READ THIS ENTIRE PROSPECTUS/PROXY
                           STATEMENT AND THE EXHIBITS.

         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus and Statement of Additional Information relating to each Series and the form of the Plan, which is attached to this Prospectus/Proxy Statement as Exhibit A.

         WHY IS THE REORGANIZATION BEING PROPOSED?

         The Reorganization is part of a restructuring designed to eliminate the offering of overlapping funds in the Phoenix families of funds with similar investment objectives and similar investment strategies, especially those funds that may have been unable to accumulate significant assets or may have underperformed their benchmarks for several periods, that serve as funding vehicles for insurance contracts issued by Phoenix Life Insurance Company and its affiliates. Rising Dividends' performance over the one-year periods ended December 31, 2005, December 31, 2004 and December 31, 2003 were each below the performance of Growth and Income. In addition, total operating costs (excluding waivers) of Growth and Income are lower than those of Rising Dividends. Therefore, the Trustees believe that the Reorganization is in the best interests of Rising Dividends and its shareholders.

         WHAT ARE THE KEY FEATURES OF THE REORGANIZATION?

         The Plan sets forth the key terms and features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

         o the transfer in-kind of all of the assets of Rising Dividends to Growth and Income in exchange for shares of Growth and Income;

         o the assumption by Growth and Income of all of the liabilities of Rising Dividends; and

         o the liquidation of Rising Dividends by distribution of shares of Growth and Income to Rising Dividends' shareholders.

         The Reorganization is intended to qualify as a tax-free reorganization for Federal income tax purposes and is expected to be completed on or about October 20, 2006.

         AFTER THE REORGANIZATION, WHAT SHARES OF GROWTH AND INCOME WILL I OWN?

         If you own shares of Rising Dividends, you will own shares of Growth and Income which have not been designated as any particular class.

         The new shares you receive will have the same total value as your shares of Rising Dividends, as of the close of business on the day of the Reorganization.

         HOW WILL THE REORGANIZATION AFFECT ME?

         It is anticipated that the Reorganization will benefit you as follows, although no assurance can be given that the Reorganization will result in any such benefits:

         o COST SAVINGS: The total operating expenses of Growth and Income are less than the operating expenses of Rising Dividends before waivers. While Rising Dividends' total operating expense ratio was 1.52% (before voluntary waivers of 0.67%), on a pro forma basis after the Reorganization, Growth and Income will have total annual operating expenses of 0.85% with a contractual expense cap that limits expenses other than the management fee to 0.15% of average daily net assets through April 2008.

         o OPERATING EFFICIENCIES: Upon the reorganization of Rising Dividends into Growth and Income, operating efficiencies may be achieved by Growth and Income because it will have a greater level of assets. As of December 31, 2005, Rising Dividends' total net assets were approximately $14.5 million, and Growth and Income's total net assets were approximately $141 million.

         The Reorganization will not affect your Contract rights. The value of your Contract will remain the same immediately following the Reorganization. The Trust will sell its shares on a continuous basis at net asset value currently only to insurance companies under Federal tax law. Each Insurance Company will keep the same separate account. Your Contract values will be allocated to the same separate account and that separate account will invest in Growth and Income after the Reorganization. After the Reorganization your Contract values will depend on the performance of Growth and Income rather than that of Rising Dividends. Neither the Trust nor the Contract Owners will bear any costs of the Meeting, this proxy solicitation or any adjourned session. All of the costs of the Reorganization will be paid by Phoenix Life Insurance Company or one of its affiliates, except any transaction costs related to the selling of securities held by Rising Dividends in order to comply with the policies and investment practices of Growth and Income.

         Like Rising Dividends, Growth and Income will declare and pay dividends from net investment income and will distribute net realized capital gains, if any, to the Insurance Company separate accounts (not to you) once a year. These dividends and distributions will continue to be reinvested by your Insurance Company in additional shares of Growth and Income.

         WILL I BE ABLE TO PURCHASE AND REDEEM SHARES, CHANGE MY INVESTMENT OPTIONS, ANNUITIZE AND RECEIVE DISTRIBUTIONS THE SAME WAY?

         The Reorganization will not affect your right to purchase and redeem shares, to change among the Insurance Company's investment options in the Contract, to annuitize, or to receive distributions as permitted by your Contract. After the Reorganization, you will be able under your current Contract to purchase additional shares of Growth and Income. For more information, see "Purchase and Redemption Procedures", "Exchange Privileges" and "Dividend Policy" below.

         HOW DO THE TRUSTEES RECOMMEND THAT I VOTE?

         The Trustees of the Trust, including the Trustees who are not "interested persons," as such term is defined in the 1940 Act (the "Disinterested Trustees"), have concluded that the Reorganization would be in the best interest of Rising Dividends and its shareholders, and that the shareholders' interests will not be diluted as a result of the Reorganization. Accordingly, the Trustees have submitted the Plan for the approval of the shareholders of Rising Dividends.

              THE TRUSTEES RECOMMEND THAT YOU VOTE FOR THE PROPOSED
                                 REORGANIZATION.

The Trustees of the Trust have also approved the Plan on behalf of Growth and Income, and have concluded that it would be in the best interest of Growth and Income and its shareholders, and that the shareholders' interests will not be diluted as a result of the Reorganization.

         HOW DO EACH SERIES' INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS COMPARE?

         The investment objective of Rising Dividends is similar to that of Growth and Income, and the investment strategies of the Series are similar. The investment objective of each Series is non-fundamental, which means that it may be changed by vote of the Trustees and without shareholder approval, although Rising Dividends' policy of investing 80% of its assets in large capitalization companies may only be changed upon 60 days' written notice to shareholders.

         The following tables provide a summary comparison of Rising Dividends and Growth and Income with respect to their investment objectives and principal investment strategies, as set forth in the Prospectus and Statement of Additional Information relating to each Series.

--------------------------------------------------------------------------------
                    RISING DIVIDENDS

------------------ -------------------------------------------------------------
Investment          Long-term capital appreciation with dividend income as a
Objective           secondary consideration.

------------------ -------------------------------------------------------------
Principal           Normally invests at least 80% of assets in common stocks of
Investment          recognized companies having a market capitalization of $3
Strategies          billion or more at the time of purchase.

                    As of December 31, 2005, the market capitalization range for the series' equity securities was $2.8 billion to $373 billion.

                    Series uses a blended growth and value strategy, emphasizing consistently growing, highly profitable, low-debt companies with rising dividends, when selecting securities for investment. Uses proprietary models to determine relative value.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    Generally, the series invests in 35 to 45 securities at any given time.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    GROWTH AND INCOME

------------------ -------------------------------------------------------------
Investment          Dividend growth, current income and capital appreciation.
Objective

------------------ -------------------------------------------------------------
Principal           Normally invests at least 65% of its assets in equity
Investment          securities, primarily common stocks of U.S. companies.
Strategies
                    Uses a quantitative approach coupled with fundamental analysis in its equity security selection process. The
                    Series seeks a desired balance of risk return potential, including a total return and dividend yield greater than that of the S&P 500. As of December 31, 2005, the market capitalization of the Series' equity securities ranged from $975 million to $370 billion.

                    Normally attempts to limit holdings of cash and short-term investments to not more than 2% of assets.

                    May invest up to 20%, but normally will not invest more than 10%, of total assets in securities of foreign (non-U.S.) issuers.

--------------------------------------------------------------------------------

         The principal risks of investing in Growth and Income are similar to those of investing in Rising Dividends. They include:

         o Market risk - a Series' share price can fall because of weakness in the broad market, a particular industry, or specific holdings. There is also the possibility that the specific securities held by the Series will underperform other funds in the same asset class or benchmark that is representative of the general performance of the asset class because of the Subadvisor's choice of portfolio securities.

         o Equity securities investment risk - in general the prices of equity securities are more volatile than those of fixed income securities.

         o Larger market capitalization risk - companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations, but the Series' value may not rise as much as the value of series that emphasize companies with smaller market capitalizations.

              FOR RISING DIVIDENDS ONLY

         o Reduced diversification risk - the Series may invest in a limited number of companies, which makes the Series more sensitive to changes in the market value of single issuer or industry in the Series' portfolio.

         o Value investing risk - involves the risk that the value of the security will not be recognized for an unexpectedly long period of time, and that the security is not undervalued but is appropriately priced due to fundamental problems not yet apparent.



              FOR  GROWTH AND INCOME ONLY

         o Foreign investment risk - investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers are subject.

         o Foreign currency risk - changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar.



         Each Series may invest some or all of its assets in money market instruments or utilize other investment strategies as a temporary defensive measure during, or in anticipation of, adverse market conditions. This strategy, which would be employed only in seeking to avoid losses, is inconsistent with each Series' principal investment objective and strategies, and could result in lower returns and loss of market opportunities.

         For a detailed discussion of each Series' risks, see the section entitled "Risks" below.

         Each Series has other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Prospectus and Statement of Additional Information of each Series.

         Although Rising Dividends and Growth and Income have similar investment objectives and similar investment strategies, it is anticipated that the securities held by Rising Dividends may be sold in significant amounts in order to comply with the policies and investment practices of Growth and Income in connection with the Reorganization. If such sales occur, the transaction costs will be borne by Growth and Income. Such costs are ultimately borne by the Series' shareholders.

         HOW  DOES EACH SERIES' FEES AND EXPENSES COMPARE?

         Each Series offers one class of shares. You will not pay any initial or deferred sales charge in connection with the Reorganization.

         The following tables allow you to compare the various fees and expenses that you may pay for buying and holding shares of Rising Dividends and shares of Growth and Income. The table entitled "Growth and Income (Pro Forma)" shows you what fees and expenses are estimated to be assuming the Reorganization takes place.

         The amounts for the shares of Rising Dividends and shares of Growth and Income set forth in the following tables and in the examples are based on the expenses for Rising Dividends and Growth and Income for the year ended December 31, 2005. The amounts for shares of Growth and Income (Pro Forma) set forth in the following table and in the examples are based on what the estimated expenses of Growth and Income would have been, and assumes the contractual expense caps were in place, for the year ended December 31, 2005, assuming the Reorganization took place on January 1, 2005.

         The shares of Rising Dividends and Growth and Income are not charged any initial or deferred sales charge, or any other transaction fees.

THESE TABLES DO NOT REFLECT THE CHARGES AND FEES ASSESSED BY THE INSURANCE COMPANY UNDER YOUR CONTRACT. IF THOSE CHARGES AND FEES HAD BEEN INCLUDED, YOUR COSTS WOULD BE HIGHER.

         Fees and Expenses (as a percentage of average daily net assets)
         ---------------------------------------------------------------
---------------------------------  ---------------------------------------------
                                                                   GROWTH AND
                    RISING                         GROWTH AND        INCOME
                   DIVIDENDS                         INCOME        (PRO FORMA)
                   ---------                         ------        -----------
---------------------------------  ---------------------------------------------
Management          0.70%           Management        0.70%           0.70%
Fees                                Fees
---------------------------------  ---------------------------------------------
12b-1 Fees          None            12b-1 Fees        None            None
---------------------------------  ---------------------------------------------
Other Expenses      0.82%           Other Expenses    0.29%           0.27%
---------------------------------  ---------------------------------------------
Total Annual        1.52%(1)        Gross Total       0.99%           0.97%
Series Operating                    Annual Series
Expenses                            Operating
                                    Expenses
---------------------------------  ---------------------------------------------
                                    Expense          (0.14%)(2)      (0.12%)(2)
                                    Waivers
                                   ---------------------------------------------
                                    Total Net         0.85%           0.85%
                                    Annual Series
                                    Operating
                                    Expenses
                                   ---------------------------------------------

(1) Rising Dividends' investment advisor has voluntarily agreed to reimburse the Series' expenses other than the management fees to the extent that such expenses exceed 0.15% of the Series' average daily net assets (the "expense cap"). Rising Dividends' operating expenses after reimbursement were 0.85% for the year ended December 31, 2005. The expense cap may be changed or eliminated at any time without notice.

(2) From September 1, 2006 through April 30, 2008, Growth and Income's investment advisor has contractually agreed to limit Other Expenses to 0.15% of the Series' average daily net assets.

         The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in Rising Dividends versus Growth and Income and Growth and Income Pro Forma, assuming the Reorganization takes place. The examples assume a 5% average annual return, that expense caps remain in place for the contractual period covered, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The following tables also assume that total annual operating expenses remain the same. The examples are for illustration only, and your actual costs may be higher or lower.

         THE EXAMPLES DO NOT REFLECT THE FEES, EXPENSES OR WITHDRAWAL CHARGES IMPOSED BY THE CONTRACTS FOR WHICH THE SERIES SERVE AS INVESTMENT VEHICLES. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, YOUR COSTS WOULD BE HIGHER.

         Examples of Series Expenses

         -----------------------------------------------------------------------
                                          RISING DIVIDENDS
                                          ----------------

                   One Year      Three Years      Five Years      Ten Years
                   --------      -----------      ----------      ---------

                     $154           $479             $827          $1,809
         -----------------------------------------------------------------------


         -----------------------------------------------------------------------
                                         GROWTH AND INCOME
                                         -----------------

                   One Year      Three Years      Five Years      Ten Years
                   --------      -----------      ----------      ---------

                     $101           $314             $545          $1,208
         -----------------------------------------------------------------------


         -----------------------------------------------------------------------
                                   GROWTH AND INCOME (PRO FORMA)
                                   -----------------------------

                   One Year      Three Years      Five Years      Ten Years
                   --------      -----------      ----------      ---------

                     $86            $288             $515           $1,169
         -----------------------------------------------------------------------


         HOW DOES EACH SERIES' PERFORMANCE RECORD COMPARE?

         The following charts show how the shares of Growth and Income and Rising Dividends have performed in the past. Past performance is not an indication of future results.

         PAST PERFORMANCE DOES NOT REFLECT THE FEES, EXPENSES OR WITHDRAWAL CHARGES IMPOSED BY THE CONTRACTS FOR WHICH THE SERIES SERVE AS INVESTMENT VEHICLES. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, PERFORMANCE WOULD BE LOWER.

         Year-by-Year Total Return (%)
         -----------------------------

         The charts below show the percentage gain or loss for the shares of each of the Series in each full calendar year since their inception.

         These charts should give you a general idea of the risks of investing in each Series by showing how the Series' return has varied from year-to-year. These charts include the effects of Series' expenses. Total return amounts are based on the inception date of each Series, which may have occurred before your Contract began; accordingly, your investment results may differ.

Each Series can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.

                                RISING DIVIDENDS

                    ----------------------------------------
                       19.10%         5.26%       -0.92%


                        03             04           05
                    ----------------------------------------
                        High Quarter: 2nd - 2003 +9.78%
                         Low Quarter: 3rd - 2004 -3.27%

                                GROWTH AND INCOME

--------------------------------------------------------------------------------
  17.00%       -6.61%      -8.17%     -22.51%     27.46%      10.48%      4.80%


    99           00          01         02          03          04         05

--------------------------------------------------------------------------------
                        High Quarter: 2nd - 2003 +14.98%
                         Low Quarter: 3rd - 2002 -17.67%

         The next set of tables lists the average annual total return of the shares of Rising Dividends for the past one-year period and since inception (through December 31, 2005), and of the shares of Growth and Income for the past one- and five-year periods and since inception (through December 31, 2005). These tables include the effects of portfolio expenses and are intended to provide you with some indication of the risks of investing in each Series by comparing its performance with an appropriate widely recognized index of securities, a description of which can be found following the table. An index does not reflect fees or expenses. It is not possible to invest directly in an index.

         Average Annual Total Return (for the period ended 12/31/2005)
         -------------------------------------------------------------
         -----------------------------------------------------------------------
                                 1 Year Ended    From Inception     Inception
                                   12/31/05        to 12/31/05        Date
                                   --------        -----------        ----
         ---------------------- --------------- ---------------- ---------------
         RISING DIVIDENDS          -0.92%             5.51%         8/12/02
         ----------------
         -----------------------------------------------------------------------
         S&P 500                    4.93%            12.01%
         -----------------------------------------------------------------------

         ------------------------------------------------------------------------------------------
                                     1 Year Ended   5 Years Ended    From Inception    Inception
                                       12/31/05        12/31/05       to 12/31/05         Date
                                       --------        --------       -----------         ----
         -------------------------- --------------- --------------- ---------------- --------------
         GROWTH AND INCOME              4.80%           0.98%            4.22%           3/2/98
         -----------------
         -------------------------- --------------- --------------- ---------------- --------------
         S&P 500                        4.93%           0.55%            3.86%
         ------------------------------------------------------------------------------------------

                                              --------------------------

         The S&P 500 Index is a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall U.S. stock market.

         For a detailed discussion of the manner of calculating total return, please see the Series' Statement of Additional Information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders' accounts.

         Important information about Growth and Income is also contained in management's discussion of Growth and Income's performance, which appears in the most recent Annual Report of the Trust relating to Growth and Income.

         WHO WILL BE THE ADVISOR OF MY SERIES AFTER THE REORGANIZATION? WHAT WILL THE MANAGEMENT AND ADVISORY FEES BE AFTER THE REORGANIZATION?

         Management of each Series
         -------------------------

         The overall management of Rising Dividends and of Growth and Income is the responsibility of, and is supervised by, the Board of Trustees of the Trust.

         Advisor
         -------

         Engemann Asset Management (the "Advisor" or "Engemann") is the investment advisor for Growth and Income. Pursuant to the Investment Advisory Agreement with the Series, the Advisor is responsible for managing the Series' investment program and the day-to-day management of the Series' portfolio.

         Facts about the Advisor:

         -----------------------------------------------------------------------

              o The Advisor is an indirect subsidiary of Phoenix Investment Partners, Ltd. and an indirect wholly-owned subsidiary of The Phoenix Companies, Inc., and has acted as an investment adviser since 1969.

              o The Advisor provides investment counseling services to retirement plans, colleges, corporations, trusts and individuals, and as of December 31, 2005, had approximately $4.3 billion in assets under management.

              o   The Advisor's principal place of business is located at 600
                  North Rosemead Blvd., Pasadena, California 91107-2101.
         -----------------------------------------------------------------------

         Portfolio Management
         --------------------

         STEVE COLTON is senior portfolio manager of the equity portion of Growth and Income since inception. He also serves as senior portfolio manager of the Phoenix Balanced Fund, the Phoenix Income & Growth Fund, the Phoenix Worldwide Strategies Fund (domestic portion) and the Phoenix-Engemann Strategic Allocation Series. He is a senior vice president and senior portfolio manager of Engemann and has been with Engemann since 2005. Prior to joining Engemann, Mr. Colton was managing director and senior portfolio manager of Phoenix Investment Partners Ltd., an affiliate of Engemann, since 1997.

         Management Fees
         ---------------

         For its management of the investment program and supervision of the daily business affairs of Growth and Income, the Advisor is entitled to receive a monthly fee at the annual rate of 0.70% of the Series' average daily net assets up to $250 million, 0.65% of such assets over $250 million up to $500 million, and 0.60% of such assets in excess of $500 million.

         The Advisor has contractually agreed to limit its other expenses through April 2008, which has the effect of limiting the expense ratio for Growth and Income. Unless otherwise agreed upon, the Advisor may reduce or cease the expense limitations at any time after the contractual period.

         WHAT WILL BE THE PRIMARY FEDERAL TAX CONSEQUENCES OF THE
REORGANIZATION?

         Prior to or at the completion of the Reorganization, Rising Dividends and Growth and Income will have received an opinion from the law firm of McDermott Will & Emery LLP that the Reorganization will qualify, for Federal income tax purposes, as a reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that Rising Dividends and Growth and Income each will be a "party to a reorganization" within the meaning of Section 368(b) of the Code. As a result, no gain or loss will be recognized by Rising Dividends or its Record Holders for Federal income tax purposes as a result of receiving shares of Growth and Income in connection with the Reorganization. The holding period and aggregate tax basis of the shares of Growth and Income that are received by the Record Holders of Rising Dividends will be the same as the holding period and aggregate tax basis of the shares of Rising Dividends previously held by such Record Holders, provided that such shares of Rising Dividends are held as capital assets. In addition, the holding period and tax basis of the assets of Rising Dividends in the hands of Growth and Income as a result of the Reorganization will be the same as in the hands of Rising Dividends immediately prior to the Reorganization, and no gain or loss will be recognized by Growth and Income upon the receipt of the assets of Rising Dividends in exchange for shares of Growth and Income and the assumption by Growth and Income of Rising Dividends' liabilities. Assuming each shareholder's Contract is treated as a variable annuity for Federal income tax purposes, each shareholder will not recognize taxable income as a result of the Reorganization.


                                      RISKS

         ARE THE RISK FACTORS FOR EACH SERIES SIMILAR?

         Yes. The risk factors are similar due to the similar investment objectives and similar investment strategies of Rising Dividends and Growth and Income. The significant difference in investment policies is that Growth and Income may invest in securities of foreign issuers. The risks of Growth and Income are described in greater detail in the Series' Prospectus.

         WHAT ARE THE PRIMARY RISKS OF INVESTING IN EACH SERIES?

         An investment in each Series is subject to certain risks. There is no assurance that investment performance of either Series will be positive or that the Series will meet its investment objective. The following tables and discussions highlight the primary risks associated with investment in each Series.

--------------------------------------------------------------------------------
                                   Each Series is subject to MARKET RISK.

--------------------------------- ----------------------------------------------
RISING DIVIDENDS                   Under normal circumstances, invests at least
                                   80% of its assets in common stocks.
--------------------------------- ----------------------------------------------
GROWTH AND INCOME                  Under normal circumstances, will invest at
                                   least 65% of its assets in equity securities.
--------------------------------------------------------------------------------

         The value of your shares is based on the market value of the Series' investments. However, the value of the Series' investments that support your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the Series' investment decreases, you will lose money. If your financial circumstances are likely to require you to sell your shares at any particular time, rather than holding them indefinitely, you run the risk that your sales of shares will occur when share values have declined.

         The value of the Series' investments can decrease for a number of reasons. For example, changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for fund investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors. When companies owned by the Series encounter negative conditions, they may be unable to continue to pay dividends or interest at expected levels.

         There is also the possibility that the specific securities held by the Series will underperform other funds in the same asset class or benchmark that is representative of the general performance of the asset class because of the Subadvisor's choice of portfolio securities.

--------------------------------------------------------------------------------
                                     Each Series is subject to EQUITY SECURITIES
                                     INVESTMENT RISK.

----------------------------------- --------------------------------------------
RISING DIVIDENDS                     Normally invests at least 80% of its assets
                                     in common stocks.
----------------------------------- --------------------------------------------
GROWTH AND INCOME                    Normally invests at least 65% of its assets
                                     in equity securities.
--------------------------------------------------------------------------------


         In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

--------------------------------------------------------------------------------
                                         Each Series is subject to LARGER MARKET
                                         CAPITALIZATION RISK.

--------------------------------------- ----------------------------------------
RISING DIVIDENDS                         As of December 31, 2005, the market
                                         capitalization range for the series'
                                         equity securities was $2.8 billion to
                                         $373 billion.
--------------------------------------- ----------------------------------------
GROWTH AND INCOME                        As of December 31, 2005, the market
                                         capitalization of the Series' equity
                                         securities ranged from $975 million to
                                         $370 billion.
--------------------------------------------------------------------------------


         Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Series' value may not rise as much as the value of series that emphasize companies with smaller market capitalizations.

         ARE THERE ANY OTHER RISKS OF INVESTING IN EACH SERIES?

         Rising Dividends is subject to REDUCED DIVERSIFICATION RISK and VALUE INVESTING RISK.

         REDUCED DIVERSIFICATION RISK

         The Series currently invests in securities of a limited number of companies, which makes it more sensitive to changes in the market value of a single issuer or industry in the Series' portfolio. To the extent that the Series is in fact not well diversified, it may be more vulnerable to adverse economic, political or regulatory developments affecting a single issuer than would be the case if it were more broadly diversified. The net asset value of the Series may fluctuate substantially. The Series may not be appropriate for short-term investors.

         VALUE INVESTING RISK

         The value approach to investing involves the risk that the value of the security will not be recognized for an unexpectedly long period of time, and that the security is not undervalued but is appropriately priced due to fundamental problems not yet apparent.

         Growth and Income is subject to FOREIGN INVESTMENT RISK and FOREIGN CURRENCY RISK.

         FOREIGN INVESTMENT RISK

         The Series invests in foreign securities. Foreign investments could be more difficult to sell than U. S. investments. They also may subject the Series to risks different from investing in domestic securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders.

         Some foreign securities are issued by companies organized outside the United States and are traded only or primarily in trading markets outside the United States. These foreign securities can be subject to most, if not all, of the risks of foreign investing. Some foreign securities are issued by companies organized outside the United States but are traded in U.S. securities markets and are denominated in U.S. dollars. For example, American Depositary Receipts and shares of some large foreign-based companies are traded on principal U.S. exchanges. Other securities are not traded in the United States but are denominated in U.S. dollars. These securities are not subject to all the risks of foreign investing. For example, foreign trading market or currency risks will not apply to dollar-denominated securities traded in U.S. securities markets.

         FOREIGN CURRENCY RISK

         The Series may invest assets in securities denominated in foreign currencies. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the Series' net asset value (share price) and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the short and long terms. In addition, when certain foreign countries experience economic difficulties, there is an increased risk that the foreign government may impose restrictions on the free exchange of its currency.


                      INFORMATION ABOUT THE REORGANIZATION

         REASONS FOR THE REORGANIZATION

         The Reorganization is part of an overall plan to reduce the number of Series with overlapping investment objectives and policies, especially those Series that have been unable to accumulate significant assets, in the families of funds which serve as funding vehicles for insurance contracts issued by the Insurance Companies. Reduction in the number of such Series is an attempt to improve the operating efficiencies of the Trust's remaining Series.

         At a regular meeting held on May 15-16, 2006, all of the Trustees of the Trust, including the Disinterested Trustees, considered and approved the Reorganization; they determined that the Reorganization was in the best interests of Rising Dividends and its shareholders, and that the interests of existing shareholders of Rising Dividends will not be diluted as a result of the transactions contemplated by the Reorganization.

         Before approving the Plan, the Trustees evaluated information provided by the management of the Trust and reviewed various factors about each Series and the proposed Reorganization. The Trustees noted that the historical performance of Growth and Income over the one-year periods ended December 31, 2005, December 31, 2004 and December 31, 2003 had exceeded that of Rising Dividends.

         The Trustees considered the relative asset size of each Series, including the benefits of combining the assets of the Series into a larger entity. As of December 31, 2005, Rising Dividends' assets were approximately $14.5 million and Growth and Income's assets were approximately $141 million.

         The Trustees also considered that the expense ratio (absent voluntary waivers) for Growth and Income is lower than Rising Dividends.

         In addition, the Trustees considered, among other things:

         o    the terms and conditions of the Reorganization;

         o the fact that the Reorganization would not result in the dilution of shareholders' interests;

         o the effect of the Reorganization on the Contract Owners and the value of their Contracts;

         o the fact that Rising Dividends and Growth and Income have similar investment objectives and similar investment strategies;

         o the fact that Phoenix Life Insurance Company or one of its affiliates will bear the expenses incurred by each Series in connection with the Reorganization;

         o the benefits to shareholders, including operating efficiencies, which may be achieved from participating in the restructuring of the investment portfolios to be offered in connection with each Insurance Company's insurance and annuity products;

         o the fact that Growth and Income will assume all of the liabilities of Rising Dividends;

         o the fact that the Reorganization is expected to be tax-free for Federal income tax purposes; and

         o alternatives available to shareholders of Rising Dividends, including the ability to redeem their shares.

         During their consideration of the Reorganization, the Disinterested Trustees of the Trust met with independent counsel to the Disinterested Trustees regarding the legal issues involved.

         After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of the Trust concluded that the proposed Reorganization would be in the best interests of Rising Dividends and its shareholders. Consequently, they approved the Plan and directed that the Plan be submitted to shareholders of Rising Dividends for approval.

         The Trustees of the Trust have also approved the Plan on behalf of Growth and Income.

         AGREEMENT AND PLAN OF REORGANIZATION

         The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Exhibit A to this Prospectus/Proxy Statement).

         The Plan provides that all of the assets of Rising Dividends will be acquired by Growth and Income in exchange for shares of Growth and Income and the assumption by Growth and Income of all of the liabilities of Rising Dividends on or about October 20, 2006, or such other date on which the New York Stock Exchange ("NYSE") is open for trading, as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Rising Dividends will endeavor to discharge all of its known liabilities and obligations. Rising Dividends will prepare an unaudited statement of its assets and liabilities as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on the Closing Date (the "Valuation Time").

         At or prior to the Closing Date, Rising Dividends will declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Series' Record Holders all of the Series' investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Series' net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

         The number of full and fractional shares of Growth and Income to be received by the Record Holders of Rising Dividends will be determined by multiplying the outstanding shares of Rising Dividends by a factor which shall be computed by dividing the net asset value per share of the shares of Rising Dividends by the net asset value per share of the shares of Growth and Income. These computations will take place as of the Valuation Time. The net asset value per share will be determined by dividing assets, less liabilities, by the total number of outstanding shares.

         Phoenix Equity Planning Corporation ("PEPCO"), the financial agent for each Series, will compute the value of each Series' respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of Growth and Income, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC's Division of Investment Management.

         As soon after the Closing Date as conveniently practicable, Rising Dividends will liquidate and distribute pro rata to the Record Holders as of the close of business on the Closing Date the full and fractional shares of Growth and Income received by Rising Dividends. The liquidation and distribution will be accomplished by the establishment of accounts in the names of Rising Dividends' Record Holders on Growth and Income's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Growth and Income due to Rising Dividends' Record Holders. All issued and outstanding shares of Rising Dividends will be canceled. The shares of Growth and Income to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, Rising Dividends will be terminated as a series of the Trust.

         The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval, as applicable, by Rising Dividends' shareholders, accuracy of various representations and warranties and receipt of a tax opinion from counsel. Notwithstanding approval of Rising Dividends' shareholders, the Plan may be terminated (a) by the mutual agreement of Rising Dividends and Growth and Income; (b) by either Rising Dividends or Growth and Income if the Reorganization has not occurred on or before December 31, 2006; or
(c) at or prior to the Closing Date by either party if the other party shall have materially breached its obligations under the Plan or made a material and intentional misrepresentation in the Plan or in connection with the Plan.

         Whether or not the Reorganization is consummated, Phoenix Life Insurance Company or one of its affiliates will pay the expenses incurred by Rising Dividends and Growth and Income in connection with the Reorganization (including the cost of any proxy-soliciting agent). No portion of the expenses will be borne directly or indirectly by Rising Dividends, Growth and Income or their shareholders, except any transaction costs related to the selling of securities held by Rising Dividends in order to comply with the policies and investment practices of Growth and Income.

         If Rising Dividends' shareholders do not approve the Reorganization, the Trustees will consider other possible courses of action in the best interests of shareholders.

         FEDERAL INCOME TAX CONSEQUENCES

         The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization described in section 368(a) of the Code. Assuming each shareholder's Contract is treated as a variable annuity for Federal income tax purposes, each shareholder will not recognize taxable gain or income as a result of the Reorganization. As a condition to the closing of the Reorganization, Rising Dividends and Growth and Income will receive an opinion from the law firm of McDermott Will & Emery LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations made by the Series, for Federal income tax purposes, the transfer of all of the assets of Rising Dividends solely in exchange for shares of Growth and Income and the assumption by Growth and Income of all of the liabilities of Rising Dividends followed by the distribution of Growth and Income's shares to the Record Holders of Rising Dividends in dissolution and liquidation of Rising Dividends, will constitute a "reorganization" described in section 368(a) of the Code, and Rising Dividends and Growth and Income will each be a "party to a reorganization" within the meaning of section 368(b) of the Code.

         As a result:

         (1) No gain or loss will be recognized by Growth and Income upon the receipt of the assets of Rising Dividends solely in exchange for the shares of Growth and Income and the assumption by Growth and Income of the liabilities of Rising Dividends;

         (2) No gain or loss will be recognized by Rising Dividends on the transfer of its assets to Growth and Income in exchange for Growth and Income's shares and the assumption by Growth and Income of the liabilities of Rising Dividends or upon the distribution (whether actual or constructive) of Growth and Income's shares to Rising Dividends' Record Holders in exchange for their shares of Rising Dividends;

         (3) No gain or loss will be recognized by Rising Dividends' Record Holders upon the exchange of their shares of Rising Dividends for shares of Growth and Income in liquidation of Rising Dividends;

         (4) The aggregate tax basis of the shares of Growth and Income received by each Record Holder of Rising Dividends pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of Rising Dividends held by such Record Holder immediately prior to the Reorganization, and the holding period of the shares of Growth and Income received by each Record Holder of Rising Dividends will include the period during which the shares of Rising Dividends exchanged therefor were held by such Record Holder (provided that the shares of Rising Dividends were held as a capital asset on the date of the Reorganization); and

         (5) The tax basis of the assets of Rising Dividends acquired by Growth and Income will be the same as the tax basis of such assets to Rising Dividends immediately prior to the Reorganization, and the holding period of such assets in the hands of Growth and Income will include the period during which the assets were held by Rising Dividends.

         Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, Rising Dividends would recognize gain or loss on the transfer of its assets to Growth and Income and each Record Holder of Rising Dividends would recognize a taxable gain or loss equal to the difference between its tax basis in its Rising Dividends shares and the fair market value of the shares of Growth and Income it received.

         Growth and Income's utilization after the Reorganization of any pre-Reorganization losses realized by Rising Dividends to offset gains realized by Growth and Income could be subject to limitation in future years.

         PRO FORMA CAPITALIZATION

         The following table sets forth the capitalization of Rising Dividends and Growth and Income as of December 31, 2005, and the capitalization of Growth and Income on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.91 shares of Growth and Income for each share of Rising Dividends.

            CAPITALIZATION OF RISING DIVIDENDS, GROWTH AND INCOME AND
                          GROWTH AND INCOME (PRO FORMA)

--------------------------------------------------------------------------------
                                                                   GROWTH AND
                                                                     INCOME
                                                                    PRO FORMA
                        RISING     GROWTH AND                        (AFTER
                       DIVIDENDS     INCOME       ADJUSTMENTS(a) REORGANIZATION)
                       ---------     ------       -------------- ---------------
-------------------- ------------- -------------- -------------- ---------------
Net Assets            $14,483,791   $141,037,560                  $155,521,351
-------------------- ------------- -------------- -------------- ---------------
Net Asset Value
Per Share               $11.42         $12.52                        $12.52
-------------------- ------------- -------------- -------------- ---------------
Shares Outstanding     1,267,795     11,266,261      (110,943)     12,423,113
--------------------------------------------------------------------------------

 (a) Reflects change in shares outstanding due to issuance of shares of Growth and Income in exchange for shares of Rising Dividends based upon the net asset value of Growth and Income's shares at December 31, 2005.


         The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Series at the time of the Reorganization.

         DISTRIBUTION OF SHARES

         All Series of the Trust sell shares to the separate accounts of the Insurance Companies as a funding vehicle for the Contracts offered by the Insurance Companies. Expenses of Growth and Income are passed through to the Insurance Companies' separate accounts and are ultimately borne by Contract Owners, subject to any expense caps or reimbursements made by the Advisor. In addition, other fees and expenses are assessed by the Insurance Company at the separate account level. (The Insurance Company Contract Prospectus describes all fees and charges relating to a Contract.) Growth and Income may also offer shares to other separate accounts of other insurers and to employee benefit plans that are qualified plans if approved by the Board of Trustees of the Trust. Currently, all series of the Trust sell shares only to the separate accounts of the Insurance Companies.

         PEPCO, an affiliate of Phoenix Life Insurance Company, distributes the Contracts, and Growth and Income's shares underlying such Contracts, through broker-dealers, banks, or other financial intermediaries. Growth and Income is authorized to issue only one class of shares. Rising Dividends currently offers only one class of shares.

         In the proposed Reorganization, shareholders of Rising Dividends will receive shares of Growth and Income without a class designation. Shares are sold at net asset value without any initial or deferred sales changes and are not subject to distribution-related fees.

         In connection with the Reorganization, no sales charges are imposed. Certain sales or other charges are imposed by the Contracts for which Growth and Income serves as an investment vehicle. More detailed descriptions of the shares are contained in the Prospectus and Statement of Additional Information relating to Growth and Income.

         PURCHASE AND REDEMPTION PROCEDURES

         The Prospectus for your Contract describes the procedures for investing your purchase payments or premiums in shares of Rising Dividends. No fee is charged by Rising Dividends for selling (redeeming) shares. The Contract Prospectus describes whether an Insurance Company charges any fees for redeeming your interest in a Contract. Rising Dividends buys or sells shares at net asset value per share of the Series for orders received on a given day, and the Insurance Company uses this value to calculate the value of your interest in your Contract.

         The Insurance Companies, on behalf of the principal underwriter for the Contracts, place orders for the purchase or redemption of shares of Growth and Income based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contracts. Unless received after 4 p.m., in which case they are processed the following day, orders are effected at the net asset value per share for the Series determined on that same date, without the imposition of any sales commission or redemption charge. The Insurance Company uses this net asset value to calculate the value of your interest in your Contract.

         EXCHANGE PRIVILEGES

         The Contract Prospectus indicates whether an Insurance Company charges any fees for moving your assets from one investment option to another. No fees for exchanges are charged by the Trust.

         DIVIDEND POLICY

         Each Series has the same distribution policy. Each Series declares and distributes its dividends from net investment income (including any short-term capital gains) to the Insurance Company separate accounts at least once a year and not to you, the Contract Owner. These distributions are in the form of additional shares of stock and not cash. The result is that the Series' investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. All net realized long- or short-term capital gains of each Series are also declared and distributed once a year and reinvested in the Series.

         Each Series has qualified, and Growth and Income intends to continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, the Series must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Series distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders of record, it is expected that the Series will not be required to pay any Federal income taxes on the amounts distributed to its shareholders of record.

                 COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

         The operations of the Trust are governed by its Declaration of Trust, as amended, and applicable Massachusetts law. Shareholders entitled to instruct the Insurance Company to vote at the Meeting may obtain a copy of the Declaration of Trust, without charge, upon written or oral request to the Trust at the address and telephone number set forth on the cover of this Prospectus/Proxy Statement.

         FORM OF ORGANIZATION

         As noted above, the Trust is organized as a Massachusetts business trust. The Trust is an open-end investment company registered with the SEC under the 1940 Act, and is organized as a "series company" as that term is used in Rule 18f-2 under the 1940 Act. The series of the Trust consist of Rising Dividends, Growth and Income and other mutual funds of various asset classes. The Trust currently offer shares of its portfolios to insurance company separate accounts to serve as an investment vehicle for variable annuity contracts and variable life insurance policies issued by certain insurance companies. The Trust is governed by its Declaration of Trust, as amended, a Board of Trustees, and by applicable Massachusetts and Federal law.

         CAPITALIZATION

         The beneficial interests in the Trust are represented by an unlimited number of transferable shares of beneficial interest, $1.00 par value per share, of one or more series. The Declaration of Trust permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Series.

         Shares of each Series are offered in only one class and represent an equal proportionate interest in each Series. Shareholders of each Series are entitled to receive dividends and other amounts as determined by the Trustees, as applicable. Shareholders of each Series vote separately, by Series, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Series. Shareholders of each Series vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class.

         SHAREHOLDER LIABILITY

         Shareholders of the Trust as shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable under the applicable state law for the obligations of the Trust. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability and requires notice of such disclaimer be given in each agreement entered into or executed by the Trust or the Trustees or officers of the Trust, as applicable. The Declaration of Trust also provides for shareholder indemnification out of the assets of the Trust.

         SHAREHOLDER MEETINGS AND VOTING RIGHTS

         The Trust on behalf of Rising Dividends or Growth and Income is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of the Trust. Special meetings of the Trust shall be called upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote. In addition, the Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. The Trust does not currently intend to hold regular shareholder meetings. Cumulative voting is not permitted in the election of Trustees of the Trust.

         Except when a larger quorum is required by applicable law or the applicable governing documents, a majority of the outstanding voting shares entitled to vote present in person or by proxy constitutes a quorum of consideration of a matter at a shareholders' meeting but any lesser number is sufficient for adjourned sessions. Generally, approval of a matter by the shareholders of the Trust requires the affirmative vote of a majority (greater than 50%) of the shares voted at a meeting at which a quorum is present, and a plurality of the shares is required to elect a Trustee (unless a larger vote is required by the applicable governing documents or other law, including the 1940 Act; as described below, the Reorganization has a different requirement). A Trustee of the Trust may be removed with or without cause by a vote of the shareholders or by a vote of two-thirds of the number of Trustees prior to such removal.

         Under the Declaration of Trust, each whole share of beneficial interest of a Series is entitled to one vote, and each fractional share is entitled to a proportionate vote.

         LIQUIDATION

         In the event of the liquidation of the Trust, a Series, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Trust, a Series or attributable to the class over the liabilities belonging to the Trust, a Series or attributable to the class. The assets so distributable to shareholders of the Series will be distributed among the shareholders in proportion to the number of shares of a class of the Series held by them on the date of distribution. In the event of the liquidation of the Trust, the same provisions discussed above generally would apply.

         LIABILITY AND INDEMNIFICATION OF TRUSTEES

         Under the Declaration of Trust, as amended, a Trustee is liable to any person in connection with the assets or affairs of the Trust or any Series only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee and for nothing else and shall not be liable for errors of judgment or mistakes of fact or law. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is finally adjudicated in any such action, suit or proceeding that the Trustee did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust, except that the Trustee shall not be indemnified against any liability to the Trust or its shareholders to which such Trustee otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's office. A Series may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Series if his or her conduct is later determined to preclude indemnification.

         The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of the Trust and Massachusetts law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust and Massachusetts law directly for more complete information.

                    VOTING INFORMATION CONCERNING THE MEETING

         This Prospectus/Proxy Statement is being sent to shareholders of Rising Dividends in connection with a solicitation of voting instructions by the Trustees of the Trust, to be used at the Special Meeting of shareholders (the "Meeting") to be held at 10:00 a.m. Eastern time, October 5, 2006, at the offices of Phoenix Life Insurance Company, One American Row, Hartford, Connecticut 06103, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a voting instructions form, is first being mailed to shareholders of Rising Dividends on or about September 5, 2006.

         The Board of Trustees of the Trust has fixed the close of business on August 14, 2006 as the record date (the "Record Date") for determining the shareholders of Rising Dividends entitled to receive notice of the Meeting and to give voting instructions, and for determining the number of shares for which such instructions may be given, with respect to the Meeting or any adjournment thereof. The Insurance Companies, through their separate accounts, own all of the shares of Rising Dividends, and are the Record Holders of the Series at the close of business on the Record Date. Each Insurance Company is entitled to be present and vote at the Meeting with respect to such shares of Rising Dividends. Each Insurance Company has undertaken to vote its shares or abstain from voting its shares of Rising Dividends for the Contract Owners of the Series in accordance with voting instructions received on a timely basis from those Contract Owners. In connection with the solicitation of such voting instructions, each Insurance Company will furnish a copy of this Prospectus/Proxy Statement to Contract Owners.

         The number of shares as to which voting instructions may be given under a Contract is determined by the number of full and fractional shares of Rising Dividends held in a separate account with respect to that particular Contract. In voting for the Reorganization, each full share of Rising Dividends is entitled to one vote and any fractional share is entitled to a fractional vote.

         Voting instructions may be revoked by written notice of the revocation of the voting instructions form to the Secretary of the Trust at the address above prior to the meeting; by the subsequent execution and return of new voting instructions prior to the meeting; by use of any electronic, telephonic or other alternative means authorized by the Trustees for authorizing the proxy to act; or by being present in person at the meeting and instructing the Insurance Company how to vote your shares and giving oral notice of revocation to the Chairman of the meeting. Unless revoked, all valid voting instructions will be voted, or the Insurance Company will abstain from voting, in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

         If you wish to participate in the Meeting, you may submit the voting instructions form included with this Prospectus/Proxy Statement, vote by the Internet or by telephone, or attend in person and provide your voting instructions to the Insurance Company. Guidelines on providing voting instructions are immediately after the Notice of Special Meeting.

         If the enclosed voting instructions form is properly executed and returned in time to be voted at the Meeting, the shares of beneficial interest represented by the voting instructions form will be voted, or the Insurance Company will abstain from voting, in accordance with the instructions marked on the returned voting instructions form.

         o Voting instructions forms which are properly executed and returned but are not marked with voting instructions will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.

         Interests in Contracts for which no timely voting instructions are received will be voted, or the Insurance Company will abstain from voting, in the same proportion as the Insurance

Company votes shares for which it has received voting instructions from other Contract Owners. The Insurance Company will also vote, or abstain from voting, any shares in its general account which are not attributable to Contracts in the same proportion as it votes shares held in all of the Insurance Company's registered separate accounts, in the aggregate. Neither the SEC nor the Insurance Company requires any specific minimum percentage of Contract Owners to vote in order for the Insurance Company to echo vote the remaining unvoted votes. The Insurance Company seeks to obtain a reasonable level of turnout given the particular voting trend. The Insurance Company may use various methods of encouraging Contract Owners to vote, including additional solicitations. The practice of echo voting means that a minority of Contract Owners may, in practice, determine whether an item passes or fails.

         A majority of the outstanding voting shares of a Series entitled to vote shall constitute a quorum for the meeting. Approval of the Reorganization will require the affirmative vote of the outstanding voting securities of the Series (i.e. the lesser of (i) 67% or more of the eligible votes of Rising Dividends represented at the meeting if more than 50% of the eligible votes of Rising Dividends are present in person or by proxy or (ii) more than 50% of the eligible votes of Rising Dividends). Abstentions will be counted for purposes of determining a quorum, but will not be included in the amount of shares voted. As of the Record Date, the Record Holders of Rising Dividends were the Insurance Companies. Since the Insurance Companies are the legal owners of the shares, attendance by the Insurance Companies at the Meeting will constitute a quorum under the Declaration of Trust.

         In addition to the proxy solicitation by mail, officers and employees of Phoenix Life Insurance Company or its affiliates may solicit voting instructions personally or by telephone. The costs of solicitation and the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures will be paid by Phoenix Life Insurance Company or one of its affiliates. Neither the Trust nor the Contract Owners will bear any costs associated with the Meeting, this proxy solicitation or any adjourned session.

         If shareholders of Rising Dividends do not vote to approve the Reorganization, the Trustees of the Trust will consider other possible courses of action in the best interests of shareholders. If sufficient votes to approve the Reorganization are not received, the persons named as proxies on a proxy form sent to the Record Holders may propose one or more adjournments of the Meeting to permit further solicitation of voting instructions. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

         A shareholder of Rising Dividends who objects to the proposed Reorganization will not be entitled under either Massachusetts law or the Declaration of the Trust of the Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to the Record Holders or Contract Owners for Federal income tax purposes. In addition, if the

Reorganization is consummated, the rights of shareholders to transfer their account balances among investment options available under the Contracts or to make withdrawals under the Contracts will not be affected.

         The Trust does not hold annual shareholder meetings. If the Reorganization is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Trust at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by the Trust in a reasonable period of time prior to that meeting.

         The votes of the shareholders of Growth and Income are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.

         SHAREHOLDER INFORMATION

         The Record Holders of Rising Dividends at the close of business on August 14, 2006 (the Record Date) will be entitled to be present and vote at the Meeting with respect to shares of Rising Dividends owned as of the Record Date. As of the Record Date, the total number of shares of Rising Dividends outstanding and entitled to vote was 1,041,591.15.

         As of August 14, 2006, the officers and Trustees of the Trust beneficially owned as a group less than 1% of the outstanding shares of Rising Dividends and Growth and Income, respectively.

         CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         On August 14, 2006, to the knowledge of the Trustees and management of the Trust, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and Phoenix Life and Annuity Variable Universal Life Account collectively owned of record 100% of the shares of Rising Dividends.

         Each Insurance Company has advised the Trust that as of August 14, 2006, there were no persons owning Contracts of record or beneficially, which would entitle them to instruct the Insurance Company with respect to more than 5% of the shares of Rising Dividends or Growth and Income, respectively.

         As of the date of this Prospectus/Proxy Statement, Phoenix Life Insurance Company and its affiliates owned 100% of the outstanding shares of the Trust and as a result Phoenix Life Insurance Company may be deemed to be a control person with respect to the Trust with the power to exercise a controlling influence over its management or policies (as defined in the 1940
Act).


                        FINANCIAL STATEMENTS AND EXPERTS

         The Annual Report of the Trust relating to Rising Dividends, for the year ended and as of December 31, 2005, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accountants, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

         The Annual Report of the Trust relating to Growth and Income, for the year ended and as of December 31, 2005, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accountants, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.


                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of Growth and Income will be passed upon by Kathleen A. McGah, Esq., Vice President and Chief Legal Officer of the Trust.


                             ADDITIONAL INFORMATION

         The Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661 and at Woolworth Building, 233 Broadway, New York, New York 10279. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.


                                 OTHER BUSINESS

         The Trustees of the Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

          THE TRUSTEES OF THE TRUST RECOMMEND APPROVAL OF THE PLAN AND
           ANY UNMARKED VOTING INSTRUCTIONS WILL BE VOTED IN FAVOR OF
                              APPROVAL OF THE PLAN.

August 24, 2006

                                                                       EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 5th day of October, 2006, by and between The Phoenix Edge Series Fund, a Massachusetts business trust (the "Trust"), with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of the Phoenix-Engemann Growth and Income Series (the "Acquiring Series"), a separate series of the Trust, and the Trust on behalf of the Phoenix-Kayne Rising Dividends Series (the "Acquired Series"), another separate series of the Trust.

         This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Series to the Acquiring Series in exchange solely for voting shares of beneficial interest of the Acquiring Series (the "Acquiring Series Shares"), the assumption by the Acquiring Series of all liabilities of the Acquired Series, and the distribution of the Acquiring Series Shares to the shareholders of the Acquired Series in complete liquidation of the Acquired Series as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         The Acquired Series and the Acquiring Series are separate series of the Trust, each an open-end, registered investment company of the management type. The Acquired Series owns securities that generally are assets of the character in which the Acquiring Series is permitted to invest.

         The Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), has determined, with respect to the Acquiring Series, that the exchange of all of the assets of the Acquired Series for Acquiring Series Shares and the assumption of all liabilities of the Acquired Series by the Acquiring Series is in the best interests of the Acquiring Series and its shareholders, and that the interests of the existing shareholders of the Acquiring Series would not be diluted as a result of this transaction.

         The Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, has also determined, with respect to the Acquired Series, that the exchange of all of the assets of the Acquired Series for Acquiring Series Shares and the assumption of all liabilities of the Acquired Series by the Acquiring Series is in the best interests of the Acquired Series and its shareholders and that the interests of the existing shareholders of the Acquired Series would not be diluted as a result of this transaction.

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.       TRANSACTION

         1.1 Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, the Acquired Series agrees to transfer all of the Acquired Series' assets, as set forth in paragraph 1.2, to the Acquiring Series, and the Acquiring Series agrees in exchange therefor: (i) to deliver to the Acquired Series the number of full and fractional Acquiring Series Shares, determined by dividing the value of the Acquired Series' net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Series Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Series, as set forth in paragraph 1.3. Such transactions shall take place on the closing date provided for in paragraph 3.1 (the "Closing Date").

         1.2 The assets of the Acquired Series to be acquired by the Acquiring Series shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, and dividends and interests receivable, that are owned by the Acquired Series, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Series, on the Closing Date (collectively, the "Assets").

         1.3 The Acquired Series will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Series shall also assume all of the liabilities of the Acquired Series, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Series will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the Closing Date.

         1.4 Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Series will distribute to the Acquired Series' shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Acquired Series Shareholders"), on a pro rata basis, the Acquiring Series Shares received by the Acquired Series pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Series' shares, by the transfer of the Acquiring Series Shares then credited to the account of the Acquired Series on the books of the Acquiring Series to open accounts on the share records of the Acquiring Series in the names of the Acquired Series Shareholders. The aggregate net asset value of Acquiring Series Shares to be so credited to Acquired Series Shareholders shall be equal to the aggregate net asset value of the Acquired Series shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Series will simultaneously be canceled on the books of the Acquired Series.

         1.5 Ownership of Acquiring Series Shares will be shown on the books of the Acquiring Series or its Transfer Agent, as defined in paragraph 3.3.

         1.6 Any reporting responsibility of the Acquired Series including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Series.

2.       VALUATION

         2.1 The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures established by the Trust's Board of Trustees, which shall be described in the then-current prospectus and statement of additional information with respect to the Acquiring Series.

         2.2 The net asset value of the Acquiring Series Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures established by the Trust's Board of Trustees which shall be described in the Acquiring Series' then-current prospectus and statement of additional information.

         2.3 The number of Acquiring Series Shares to be issued (including fractional shares, if any) in exchange for the Acquired Series' Assets shall be determined by dividing the value of the net assets with respect to the shares of the Acquired Series determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Acquiring Series Share, determined in accordance with paragraph 2.2.

         2.4 Phoenix Equity Planning Corporation ("PEPCO") shall make all computations of value, in its capacity as financial agent for the Trust.

3.       CLOSING AND CLOSING DATE

         3.1 The Closing Date shall be October 20, 2006, or such other date as the parties may agree. All acts taking place at the closing of the transaction (the "Closing") shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of Phoenix Life Insurance Company, One American Row, Hartford, CT 06103-2899 or at such other time and/or place as the parties may agree.

         3.2 The Trust shall direct State Street Bank and Trust Company, as custodian for the Acquired Series (the "Custodian"), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Series on the next business day following the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Series' portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Series Custodian to the custodian for the Acquiring Series for examination no later than on the next business day following the Closing Date, and shall be transferred and delivered by the Acquired Series on the next business day following the Closing Date for the account of the Acquiring Series duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Series' portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act. The cash to be transferred by the Acquired Series shall be delivered by wire transfer of federal funds on the Closing Date.

         3.3 The Trust shall direct the Variable Products Operations Unit of Phoenix Life Insurance Company (the "Transfer Agent"), on behalf of the Acquired Series, to deliver on the next business day following the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Series Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Series shall issue and deliver a confirmation evidencing the Acquiring Series Shares to be credited on the Closing Date to the Secretary of the Acquiring Series, or provide evidence satisfactory to the Acquired Series that such Acquiring Series Shares have been credited to the Acquired Series' account on the books of the Acquiring Series. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

         3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Series shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Series is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.

4.       REPRESENTATIONS AND WARRANTIES

         4.1 The Trust, on behalf of the Acquired Series, represents and warrants as follows:


         (a) The Acquired Series is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust's Declaration of Trust to own all of its assets and to carry on its business as it is now being conducted;

         (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Series under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Acquired Series and each prospectus and statement of additional information of the Acquired Series used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) On the Closing Date, the Trust, on behalf of the Acquired Series, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Trust, on behalf of the Acquiring Series, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Series;

         (f) The Acquired Series is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration of Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust on behalf of the Acquired Series is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust on behalf of the Acquired Series is a party or by which it is bound;

         (g) All material contracts or other commitments of the Acquired Series (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Acquired Series on or prior to the Closing Date;

         (h) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Series, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust on behalf of the Acquired Series or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Series, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

         (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Series at December 31, 2005, have been audited by PricewaterhouseCoopers, LLP ("PWC"), independent registered public accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Series) present fairly, in all material respects, the financial condition of the Acquired Series as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Series required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (j) Since December 31, 2005, there has not been any material adverse change in the Acquired Series' financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Series of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Series. For the purposes of this subparagraph
(j), a decline in net asset value per share of the Acquired Series due to declines in market values of securities in the Acquired Series' portfolio, the discharge of Acquired Series liabilities, or the redemption of Acquired Series Shares by shareholders of the Acquired Series shall not constitute a material adverse change;

         (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Series required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Series' knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Series has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and has met the diversification requirements of Section 817(h) of the Code and the regulations thereunder;

         (m) All issued and outstanding shares of the Acquired Series are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Series will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Series, as provided in paragraph
3.3. The Acquired Series does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Series, nor is there outstanding any security convertible into any of the Acquired Series shares;

         (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Trust, on behalf of the Acquired Series, and this Agreement will constitute a valid and binding obligation of the Acquired Series, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles; and

         (o) The information to be furnished by the Acquired Series for use in registration statements and other documents filed or to be filed with any Federal, state or local regulatory authority (including the NASD, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

         4.2 The Trust, on behalf of the Acquiring Series, represents and warrants as follows:

         (a) The Acquiring Series is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust's Declaration of Trust to own all of its assets and to carry on its business as it is now being conducted;

         (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Series under the 1933 Act, is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Acquiring Series and each prospectus and statement of additional information of the Acquiring Series as of the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) The Acquiring Series is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration of Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust on behalf of the Acquiring Series is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust on behalf of the Acquiring Series is a party or by which it is bound;

         (f) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Series, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust on behalf of the Acquiring Series or any of the Acquiring Series' properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Series' financial condition or the conduct of the Acquiring Series' business. The Trust on behalf of the Acquiring Series knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Series' business or the Acquiring Series' ability to consummate the transactions herein contemplated;

         (g) On the Closing Date, the Acquiring Series will have good and marketable title to its assets;

         (h) The Statement of Assets and Liabilities, Statement of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Series at December 31, 2005 have been audited by PWC, independent registered public accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Series) fairly reflect the financial condition of the Acquiring Series as of such date, and there are no known contingent liabilities of the Acquiring Series, required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (i) Since December 31, 2005, there has not been any material adverse change in the Acquiring Series' financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Series of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Series. For the purposes of this subparagraph (i), a decline in the net asset value of the Acquiring Series shall not constitute a material adverse change;

         (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Series required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Series' knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (k) For each taxable year of its operation, the Acquiring Series has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, has distributed in each such year all net investment company taxable income (computed without regard to any deduction for dividends paid) and net realized capital gains (after reduction for any capital loss carryforward) and has met the diversification requirements of Section 817(h) of the Code and the regulations thereunder;

         (l) All issued and outstanding Acquiring Series Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act. The Acquiring Series does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Series Shares, nor is there outstanding any security convertible into any Acquiring Series Shares;

         (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust on behalf of the Acquiring Series, and this Agreement will constitute a valid and binding obligation of the Trust on behalf of the Acquiring Series, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (n) Acquiring Series Shares to be issued and delivered to the Acquired Series, for the account of the Acquired Series Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Series Shares, and will be fully paid and non-assessable;

         (o) The information to be furnished by the Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

         (p) The Acquiring Series agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.       COVENANTS OF THE TRUST ON BEHALF OF THE ACQUIRED SERIES

         5.1 The Acquired Series will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

         5.2 The Trust will call a meeting of the shareholders of the Acquired Series to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

         5.3 The Acquired Series shall assist the Acquiring Series in obtaining such information as the Acquiring Series reasonably requests concerning the holders of the Acquired Series' shares.

         5.4 Subject to the provisions of this Agreement, the Acquired Series will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.5 As soon as is reasonably practicable after the Closing, the Acquired Series will make a liquidating distribution to its shareholders consisting of the Acquiring Series Shares received at the Closing.

         5.6 The Acquired Series shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

         5.7 The Trust, on behalf of the Acquired Series, covenants that it will, from time to time, as and when reasonably requested by the Trust on behalf of the Acquiring Series, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust on behalf of the Acquiring Series may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust's, on behalf of the Acquired Series', title to and possession of the Acquiring Series Shares to be delivered hereunder, and (b) the Trust's, on behalf of the Acquiring Series', title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

6.       COVENANTS OF THE TRUST ON BEHALF OF THE ACQUIRING SERIES

         6.1 The Acquiring Series will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

         6.2 Subject to the provisions of this Agreement, the Acquiring Series will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         6.3 The Acquiring Series shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

         6.4 The Acquiring Series will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED SERIES

         The obligations of the Trust, on behalf of the Acquired Series, to consummate the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Acquiring Series, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         7.1 All representations and warranties of the Trust, on behalf of the Acquiring Series, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         7.2 The Trust, on behalf of the Acquiring Series, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Series, on or before the Closing Date; and

         7.3 The Acquiring Series shall have delivered to the Acquired Series a certificate executed in the Acquiring Series' name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Series, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Series made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Series shall reasonably request.

8.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING SERIES

         The obligations of the Trust, on behalf of the Acquiring Series, to consummate the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Acquired Series, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

         8.1 All representations and warranties of the Trust, on behalf of the Acquired Series, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         8.2 The Trust shall have delivered to the Acquiring Series a statement of the Acquired Series' assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

         8.3. The Trust, on behalf of the Acquired Series, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Trust, on behalf of the Acquired Series, on or before the Closing Date;

         8.4 The Acquired Series shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed; and

         8.5 The Acquired Series shall have delivered to the Acquiring Series a certificate executed in the Acquired Series' name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Series, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Series made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquiring Series shall reasonably request.

9. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING SERIES AND THE ACQUIRED SERIES

         If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Series, or the Trust, on behalf of the Acquiring Series, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         9.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Series in accordance with the provisions of the Trust's Declaration of Trust, applicable Massachusetts law and the 1940 Act. Notwithstanding anything herein to the contrary, the Trust may not, on behalf of the Acquired Series or the Acquiring Series, waive the conditions set forth in this paragraph 9.1;

         9.2 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

         9.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Series or the Acquired Series, provided that either party hereto may for itself waive any of such conditions;

         9.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

         9.5 The parties shall have received the opinion of McDermott Will & Emery LLP, addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall, for Federal income tax purposes, qualify as a tax-free reorganization described in Section 368(a) of the Code. The delivery of such opinion is conditioned upon receipt of representations it shall request of the Trust. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 9.5.

10.      BROKERAGE FEES AND EXPENSES

         10.1 The Trust, on behalf of the Acquired Series, and the Trust, on behalf of the Acquiring Series, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         10.2 The expenses relating to the proposed Reorganization will be borne by Phoenix Life Insurance Company or its affiliates. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement on Form N-14, printing and distributing the Acquiring Series' prospectus/proxy statement, legal fees, accounting fees, and securities registration fees. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

11.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         11.1 The Trust has not made any representation, warranty or covenant not set forth herein; this Agreement constitutes the entire agreement between the parties.

         11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.      TERMINATION

         This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before December 31, 2006, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.      WAIVER

         The Acquiring Series and the Acquired Series, after consultation with their respective counsel and by mutual consent of their Board of Trustees, may waive any condition to their respective obligations hereunder, except that the Trust may not waive the conditions set forth in paragraphs 9.1, 9.4 and 9.5.

14.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable and mutually agreed upon in writing by the authorized officers of the Trust; provided, however that following the meeting of the shareholders of the Acquired Series called by the Acquired Series pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Series Shares to be issued to Acquired Series Shareholders under this Agreement to the detriment of such shareholders without their further approval.


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

15.      NOTICES

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to The Phoenix Edge Series Fund, One American Row, Hartford, Connecticut 06103-2899,
Attn: Kathleen A. McGah, Esq.

16.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF
         LIABILITY

         16.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         16.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         16.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

         16.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         16.5 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the property of the Acquired Series and the Acquiring Series, as the case may be, as provided in the Declaration of Trust of the Trust. The execution and delivery by such officers of the Trust shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Series and the Acquiring Series, as the case may be, as provided in the Declaration of Trust of the Trust.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary, all as of the date first written above.


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


                                  THE PHOENIX EDGE SERIES FUND ON BEHALF OF ITS PHOENIX-ENGEMANN GROWTH AND INCOME SERIES


                                  -------------------------------
                                  Title:


                                  THE PHOENIX EDGE SERIES FUND ON BEHALF OF ITS PHOENIX-KAYNE RISING DIVIDENDS SERIES


                                  By: ________________________________

                                  Title:







                                  Agreed and accepted as to paragraph 10.2 only:

                                  PHOENIX LIFE INSURANCE COMPANY


                                  By: _______________________________

                                  Title:



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